Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
23.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews financial information of operating segments based on U.S. GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The Group identified two operating segments, including K-12 tutoring services and study abroad tutoring services. All these two operating segments are identified as reportable segments.

The Group primary operates in the PRC and all of the Group’s long-lived assets are located in the PRC. The Group’s CODM evaluates performance based on the operating segment’s revenue and gross profit. The revenue and gross profit by segments were as follows:

	For the year ended December 31, 2017
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	884,148	398,414	1,282,562
Cost of revenues	555,885	238,457	794,342
Gross profit	328,263	159,957	488,220

	For the year ended December 31, 2018
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	1,182,397	1,045,720	2,228,117
Cost of revenues	706,917	535,972	1,242,889
Gross profit	475,480	509,748	985,228

	For the year ended December 31, 2019
	K-12	Study abroad
	tutoring services	tutoring services	Consolidated
Net revenues	1,943,854	1,160,104	3,103,958
Cost of revenues	1,055,205	574,242	1,629,447
Gross profit	888,649	585,862	1,474,511

The total assets for the two reportable segments were shared and indistinguishable for reporting purposes.